Offerings - Offering: 1	Jan. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	9,500,000
Proposed Maximum Offering Price per Unit	0.5962
Maximum Aggregate Offering Price	$ 5,663,900.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 782.19
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such an indeterminate amount of shares of common stock, par value $0.01 per share ("Common Stock"), as may become issuable to prevent dilution resulting from stock splits, stock dividends and similar events. The amount registered consists of up to (i) 2,000,000 shares of Common Stock issuable upon the exercise of warrants (the "Warrants"), which Warrants were issued pursuant to the Loan and Security Agreement, dated December 17, 2025, by and among the Registrant, certain financial institutions party thereto as lenders and BroadOak Income Fund, L.P., as administrative agent and collateral agent (the "Loan Agreement"); and (ii) up to 7,500,000 shares of Common Stock issuable upon the conversion of the outstanding principal amount, together with accrued and unpaid interest, of a convertible term loan in the aggregate principal amount of $7.5 million borrowed pursuant to the Loan Agreement. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of Common Stock on the Nasdaq Capital Market on January 26, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act).